SCHEDULE OF ALLOCATION OF STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 2,476	$ 2,523	$ 18,262	$ 11,207	$ 15,268	$ 35,123
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	1,099	1,206	12,386	8,270	11,808	26,585
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 1,377	$ 1,317	$ 5,876	$ 2,937	$ 3,460	$ 8,538